Bank Loans (Tables)	6 Months Ended
Dec. 31, 2025
Bank Loans [Abstract]
Schedule of Short-Term Bank Loans
	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2025	2025
Short-term loans:
ICBC (4)	3.35%	August 26, 2025	-	628,176
Xiamen International Bank (1)	4.50%	September 30, 2025	-	716,120
Bank of Communication(5)	3.65%	September 9, 2025	-	418,784
Industrial Bank Co., Ltd. (1)	4.20%	December 11, 2025	-	1,116,757
Xiamen Bank (3)	3.00%	June 6, 2026	714,990	697,973
Xiamen Rural Bank (6)	3.60%	May 16, 2026	643,491	628,176
Xiamen International Bank (1)	4.50%	February 27, 2026	-	251,270
ICBC (4)	3.35%	August 18, 2026	643,491	-
Xiamen International Bank (1)	4.50%	September 25, 2026	244,527	-
Xiamen International Bank (1)	4.50%	September 25, 2026	733,580	-
Bank of Communication(5)	3.65%	August 21, 2026	428,994	-
Industrial Bank Co., Ltd. (1)	3.50%	December 8, 2026	1,143,986	-
China Merchants Bank	0.90%	February 24, 2026	142,998	-
China Merchants Bank	0.90%	February 14, 2026	142,998	-
China Merchants Bank	0.90%	February 24, 2026	100,099	-
ICBC	1.18%	December 24, 2025	-	41,879
ICBC	1.13%	December 25, 2025	-	279,189
Total			$4,939,154	$4,778,324

Current portion of long-term loans:
Bank of China Ltd.(2）	4.35%	May 5, 2027	$34,320	$33,503
Bank of China Ltd. (2)	4.35%	December 3, 2026	641,346	195,432
Bank of China Ltd. (2）	4.35%	December 31, 2026	$600,592	$192,641
Bank of China Ltd.(2）	3.90%	May 20, 2028	188,757	184,265
Bank of China Ltd.(2）	4.00%	January 2, 2028	128,699	125,635
			$1,593,714	$731,476
	Annual Interest		As of December 31,	As of June 30,
	Rate	Maturities	2025	2025
Non-current portion of long-term loans:
Bank of China Ltd.(2）	4.35%	May 5, 2027	$85,799	$100,508
Bank of China Ltd. (2)	3.90%	May 20, 2028	660,651	737,059
Bank of China Ltd. (2）	4.35	December 31, 2026	-	529,762
Bank of China Ltd.(2）	4.00	January 2, 2028	418,270	471,132
Bank of China Ltd.(2）	4.35%	December 3, 2026	-	488,581
Total			$1,164,720	$2,327,042
(1)	Loans from Xiamen Bank, Industrial Bank Co., Ltd. and Xiamen International Bank were personally guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and his spouse.

(2)	Loans from Bank of China were jointly guaranteed by Mr. Zhuoqin Huang, the chief executive officer of the Company, and Pop Culture, and further pledged by a property of Guangzhou Shuzhi.

(3)	The loan was guaranteed by Mr. Zhuoqin Huang.

(4)	The loan was guaranteed by Pop Culture and Guangzhou Financing Re-guarantee Co., LTD.

(5)	The loan from Bank of Communications was secured by a credit guarantee.

(6)	The loan from Xiamen Rural Bank was guaranteed by Mr. Zhuoqin Huang and his spouse, and was pledged a property of Yi Caishen.